UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459


13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark E. Brady
Title:  Chief Operations Officer
Phone:  (937) 291-1223


Signature, Place and Date of Signing:

/s/ Mark E. Brady                  Dayton, Ohio               February 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       73

Form 13F Information Table Value Total:   $2,672,633
                                         (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                       FORM 13F INFORMATION TABLE

                                                      Item #4
                                                      Market                              Item #6                     Item #8
        Item #1                  Item #2   Item #3    Value     Item #5           Investment Descretion Item #7   Voting Authority
    Name of Issuer               Title     CUSIP     (x$1,000)  Quantity Sh/Prn   Sole  Shared  Other   Managers Sole   Shared Other
21st Century Insurance           common    90130N103    8348     607130  sh      607130                           607130
Accredited Home Lenders Holding  common    00437p107   11926     389745  sh      389745                           389745
Aceto Corp.                      common    004446100    5609     219604  sh      219604                           219604
Altria Group Inc                 common    02209S103   16245     298508  sh      298508                           298508
America Service Group            common    02364L109   13479     436439  sh      436439                           436439
American Financial Realty Trust  common    02607P305  123613    7250055  sh     7250055                          7250055
American Power Conversion Corp   common    029066107   99441    4058799  sh     4058799                          4058799
AmeriCredit Corp.                common    03060R101  107366    6739878  sh     6739878                          6739878
Anworth Mrtg. Asset Corp.        common    037347101    9785     702468  sh      702468                           702468
Ashford Hospitality Trust        common    044103109   26206    2790854  sh     2790854                          2790854
AT&T Wireless Group              common    00209A106    3309     414113  sh      414113                           414113
Atlas Pipeline Partners          common    049392103     245       6120  sh        6120                             6120
Berkshire Hathaway Cl  B         common    084670207     231         82  sh          82                               82
Bob Evans Farms                  common    096761101    6062     186757  sh      186757                           186757
Brown Forman Cl B                common    115637209    7061      75557  sh       75557                            75557
CenturyTel Inc.                  common    156700106   44990    1379206  sh     1379206                          1379206
Coldwater Creek Inc.             common    193068103    8425     765908  sh      765908                           765908
CompuDyne Corporation            common    204795306    5200     510225  sh      510225                           510225
Consol Energy                    common    20854P109  133005    5135318  sh     5135318                          5135318
Cox Communications Inc. CL A     common    224044107   80151    2326592  sh     2326592                          2326592
Donnelley R R & Sons Co          common    257867101   14903     494290  sh      494290                           494290
Dun & Bradstreet                 common    26483E100   35128     692715  sh      692715                           692715
Emmis Communications Corp        common    291525103   68424    2529525  sh     2529525                          2529525
Everest Re Group LTD             common    G3223R108    2834      33500  sh       33500                            33500
Friedman Billings Ramsey, Inc.   common    358434108  150157    6505954  sh     6505954                          6505954
Golden West Financial            common    381317106   73995     717072  sh      717072                           717072
Hearst - Argyle TV Cl A          common    422317107   47428    1720903  sh     1720903                          1720903
Hollinger International          common    435569108   25211    1613997  sh     1613997                          1613997
IHOP Corp.                       common    449623107    7823     203296  sh      203296                           203296
Insight Communications Co Cl A   common    45768V108   56131    5428517  sh     5428517                          5428517
Integrated Alarm Services        common    45890M109   16067    1890220  sh     1890220                          1890220
iShares Russell 2000 Value Ind   common    464287630    1063       6630  sh        6630                             6630
iShares Russell Midcap Value I   common    464287473    1365      14635  sh       14635                            14635
ITLA Capital Corporation         common    450565106   25499     508957  sh      508957                           508957
Johnson & Johnson                common    478160104     226       4372  sh        4372                             4372
Jones Apparel Group Inc          common    480074103   56680    1608867  sh     1608867                          1608867
Key Energy Services              common    492914106   78224    7587225  sh     7587225                          7587225
Knight-Ridder                    common    499040103  101223    1308300  sh     1308300                          1308300
Lancaster Colony                 common    513847103   47490    1051597  sh     1051597                          1051597
Lee Enterprises                  common    523768109   55468    1270737  sh     1270737                          1270737
Leucadia National                common    527288104   89391    1939072  sh     1939072                          1939072
Liberty Media Corp. Cl A         common    530718105   25882    2176749  sh     2176749                          2176749
Markel Corporation               common    570535104   27106     106921  sh      106921                           106921
Maxwell Shoe                     common    577766108    7318     431472  sh      431472                           431472
McCormick & Company, Inc.        common    579780206   11168     371040  sh      371040                           371040
MCG Capital Corp.                common    58047P107   39040    1992830  sh     1992830                          1992830
Mediacom Communications          common    58446k105   68239    7888870  sh     7888870                          7888870
Mercury General Corp.            common    589400100   62657    1346009  sh     1346009                          1346009
Meredith Corp.                   common    589433101    7662     156980  sh      156980                           156980
Moody's Corp                     common    615369105    1329      21950  sh       21950                            21950
National Beverage Corp.          common    635017106    1615      99060  sh       99060                            99060
North Fork Bancorp               common    659424105  112825    2787858  sh     2787858                          2787858
NVR, Inc.                        common    62944T105  101888     218644  sh      218644                           218644
Pactiv Corp                      common    695257105    2079      87000  sh       87000                            87000
Parker-Hannifin Corp.            common    701094104    2713      45600  sh       45600                            45600
Petroquest                       common    716748108    7380    2328086  sh     2328086                          2328086
Provident Financial Services     common    74386T105   14177     750096  sh      750096                           750096
RailAmerica, Inc.                common    750753105   19200    1627160  sh     1627160                          1627160
RLI Corp.                        common    749607107   29614     790555  sh      790555                           790555
Royal Dutch Pet 5 Gilderf ADR    common    780257804     545      10400  sh       10400                            10400
Saxon Cap Acquisition Corp       common    80556P302   40116    1914865  sh     1914865                          1914865
Sherwin-Williams Co.             common    824348106   83370    2399836  sh     2399836                          2399836
Spherion Inc.                    common    848420105   17231    1760045  sh     1760045                          1760045
Standard Management              common    853612109     675     200200  sh      200200                           200200
Summit America Television, Inc   common    86600T109     314      80000  sh       80000                            80000
Supreme Ind. Inc                 common    868607102    4378     717681  sh      717681                           717681
Telephone & Data Systems         common    879433100   90502    1446868  sh     1446868                          1446868
Timberland Company               common    887100105   44106     847045  sh      847045                           847045
Topps Company, Inc.              common    890786106   16091    1568317  sh     1568317                          1568317
Trinity Industries Inc           common    896522109   83960    2722438  sh     2722438                          2722438
UST Inc.                         common    902911106   67315    1886104  sh     1886104                          1886104
Washington Mutual                common    939322103   15345     382485  sh      382485                           382485
White Mountain Insurance         common    G9618E107    1368       2974  sh        2974                             2974


00843.0001 #463690